Stockholders’ (Deficit) Equity and Stock-Based Compensation - Stock-based compensation and expense, narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Total unrecognized compensation cost	$ 17.4	$ 196.5
Compensation expense	$ 174.0	$ 5.3
Minimum
Class of Stock [Line Items]
Weighted-average period of total unrecognized compensation cost, in years	1 year 3 months 18 days
Maximum
Class of Stock [Line Items]
Weighted-average period of total unrecognized compensation cost, in years	1 year 7 months 24 days
Market-based RSUs
Class of Stock [Line Items]
Compensation expense	$ 21.6